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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decemner 31, 2001

Click here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

David B. Kennedy	Mequon, WI	Feb 14, 2002


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table value Total:	$32,325
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERA CORPORATION             COM              021441100      354 16700.000SH       SOLE                 8000.000          8700.000
AMERICREDIT CORP COM           COM              03060R101      427 13525.000SH       SOLE                 5000.000          8525.000
ANDRX GROUP COM                COM                             474 6725.000 SH       SOLE                                   6725.000
CACI INTL INC CL A             COM                             288 7285.000 SH       SOLE                                   7285.000
CAPITAL ONE FINL CORP COM      COM              14040H105      595 11035.000SH       SOLE                 5000.000          6035.000
CISCO SYSTEM INC               COM              17275R102     4388 242284.000SH      SOLE                20000.000        222254.000
CITIGROUP INC                  COM              173034109      283 5608.496 SH       SOLE                                   5608.496
CONCORD EFS INC                COM                             423 12910.000SH       SOLE                                  12910.000
CONVERGYS CORP                 COM                             208 5550.000 SH       SOLE                                   5550.000
COPART INC COM                 COM                             225 6190.000 SH       SOLE                 2000.000          4190.000
E M C CORP MASS                COM              268648102     1722 128151.000SH      SOLE                10000.000        118151.000
FIRSTAR CORP                   COM              33761C103      326 15575.000SH       SOLE                                  15575.000
FOREST LABS INC COM            COM                             431 5260.000 SH       SOLE                                   5260.000
GENERAL ELECTRIC CO            COM              369604103     1383 34502.500SH       SOLE                  100.000         34402.500
INTEL CORP                     COM              458140100     3418 108674.000SH      SOLE                15000.000         93674.000
JDS UNIPHASE CORPORATION       COM              46612J101      800 92135.000SH       SOLE                19415.000         72720.000
KING PHARMACEUTICALS, INC      COM              495582108      281 6673.000 SH       SOLE                                   6673.000
KOHLS CORP                     COM              500255104      635 9021.000 SH       SOLE                                   9021.000
LUCENT TECHNOLOGIES INC        COM              549463107      155 24623.250SH       SOLE                                  24518.250
MAXIM INTEGRATED PRODUCTS, INC COM              57772K101      244 4650.000 SH       SOLE                 4300.000           350.000
MBNA                           COM              55262L100      353 10025.000SH       SOLE                 5000.000          5025.000
MICROSOFT CP WASH              COM              594918104     1227 18519.000SH       SOLE                                  18444.000
NETWORK APPLIANCE              COM              64120l104     1511 69080.000SH       SOLE                15140.000         53940.000
NOKIA CORP SPON ADR            COM              654902204     1506 61395.000SH       SOLE                 8700.000         52695.000
NORTEL NETWORKS CORP HLDG CO   COM              656568102      117 15578.000SH       SOLE                 4000.000         11578.000
NVIDIA CORP                    COM                             901 13465.000SH       SOLE                                  13465.000
PFIZER                         COM              717081103      318 7980.000 SH       SOLE                                   7980.000
PMC SIERRA INC                 COM              69344F106      656 30861.000SH       SOLE                 5055.000         25806.000
QLOGIC CORP                    COM              747277101     1049 23565.000SH       SOLE                 3700.000         19865.000
QUEST DIAGNOSTICS INC          COM              74834L100      458 6385.000 SH       SOLE                                   6385.000
RELIANCE GROUP HLDGS INC       COM              759464100        1 200000.000SH      SOLE                                 200000.000
SANMINA CORP                   COM              800907107      798 40125.000SH       SOLE                 6600.000         33525.000
SCHWAB CHARLS CP NEW           COM              808513105      279 18052.000SH       SOLE                                  18052.000
SEI INVESTMENTS                COM              784117103      540 11980.000SH       SOLE                 5000.000          6980.000
SOLECTRON                      COM              834182107      559 49552.000SH       SOLE                 7000.000         42552.000
SUN MICROSYSTEMS               COM              866810104     1680 136556.000SH      SOLE                20200.000        116356.000
TEXAS INSTRUMENTS  INC         COM              882508104     1031 36828.500SH       SOLE                 7500.000         29328.500
TYCO                           COM              902124106      437 7415.000 SH       SOLE                                   7415.000
VITESSE SEMICONDUCTOR CP       COM              928497106      782 62946.000SH       SOLE                10525.000         52421.000
XILINX, INC                    COM              983919101      393 10075.000SH       SOLE                 9500.000           575.000
AMERICAN DENTAL PARTNERS                        025353103      235 37232.0000SH      SOLE                                 37232.0000
GOODRICH CORP                                                  434 16312.6340SH      SOLE                                 16312.6340
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